UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:  811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401
 (Address of principal executive offices)

Jason Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401
(Name and address of agent for service)

Registrant's Telephone Number: 1-866-591-1568

Date of Fiscal Year End: December 31

Date of Reporting Period: July 1, 2016 to June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

 A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

Non-Voting Funds

Wilshire Global Allocation Fund
No votes have been cast on securities held by the Fund during the reporting period.

Wilshire 2015 Fund
No votes have been cast on securities held by the Fund during the reporting period.

Wilshire 2025 Fund
No votes have been cast on securities held by the Fund during the reporting period.

Wilshire 2035 Fund
No votes have been cast on securities held by the Fund during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wilshire Variable Insurance Trust

By:	/s/ Jason Schwarz
Jason Schwarz
President
Date: August 30, 2017